Investment Objectives and Goals - Elfun International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Elfun InternationalEquity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Elfun International Equity Fund (the “Fund”) seeks long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital.